Summary of Movements in Deferred Income Tax (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosures [Line Items]
Utilization of tax loss carryforwards for Income Tax		R$ 208,642
Utilization of tax loss carryforwards for non-income tax		849,812
PRT (MP 766/2017)
Income Tax Disclosures [Line Items]
Tax debts offset by loss carry forwards	R$ 1,035,000	1,035,000
PERT (LAW 13496/2017)
Income Tax Disclosures [Line Items]
Tax debts offset by loss carry forwards		R$ 21,000